Leases - Summary Of Lessee, Operating Lease, Liability, Maturity (Detail) - Surrozen Inc [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
2021	$ 1,405	$ 2,818
2022	2,486	2,486
2023	2,564	2,564
2024	2,646	2,646
2025	891	891
Total lease payments	9,992	11,405
Less: Imputed interest	(1,430)	(1,808)
Operating lease liability	$ 8,562	$ 9,597	$ 10,700